Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Accounts Receivable, Net
10.	Trade Accounts Receivable, Net

Accounting policy

The Company’s trade accounts receivables are represented by credit sales (installments) funded by credit card operators and receivables from B2B (business-to-business) customers. They are included within current assets, with the exception of those maturing in over twelve months from the closing date of the financial statements, in which case they are classified as non-current assets.

Trade accounts receivable are recognized at fair value which primarily represents the present value of the amount receivable and subsequently measured at amortized cost using the effective interest method, less any impairment losses.

When a trade accounts receivable is uncollectible, it is written-off against the allowance for trade accounts receivable. Subsequent recoveries of amounts previously written-off are recognized as income in profit or loss.

Policy applicable before January 01, 2018

An impairment loss of trade accounts receivable is recognized when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the relevant receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payment are considered indicators that the trade accounts receivable may be impaired.

Policy applicable from January 01, 2018

The Company always measures loss allowance for trade receivables at an amount equal to lifetime ECLs. Lifetime ECLs are the ECLs that result from all possible default events over the expected life of the instrument. The Company uses provision matrixes to determine its ECLs for trade account receivables.

Critical accounting estimates and judgments

The estimated ECLs (Expected Credit Loss) were calculated based on actual credit loss experience over the past two years, with ECL rates calculated separately for B2C (business-to-consumer) and B2B (business-to-business) trades accounts receivable.

Factors considered were:

•	Significant financial difficulty of the customer;

•	Payment default;

•	Exposure to expected losses;

•	High probability of customer bankruptcy;

•	Breach of contract, such as default or delinquency in interest or principal; and

•	Adverse change in a factor (for example, unemployment rates, external credit ratings).

Exposures within each group are based on credit risk characteristics and aging status. As disclosed in note 19

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Trade accounts receivables	R$	134,039	R$	184,954	US$	47,733
Allowance for doubtful accounts		(20,871)		(21,147)		(5,458)

Total trade accounts receivables, net	R$	113,168	R$	163,807	US$	42,275

The changes in the allowance for doubtful trade accounts receivable for years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD
Balance at January 1	R$	(555)	R$	(1,722)	R$	(20,871)	US$	(5,387)
Additions		(6,227)		(25,443)		(13,014)		(3,359)
Adjustment from adoption of IFRS 9 (a)		—		—		(2,322)		(599)
Adjustment from adoption of IFRS 9 (b)		—		—		(701)		(181)
Sale of Mexico operation		—		—		155		40
Write-offs		5,060		6,294		15,606		4,028

Balance at December 31	R$	(1,722)	R$	(20,871)	R$	(21,147)	US$	(5,458)

a)	Impact of adopting IFRS9 on opening balance, related to reclassification from accounts receivables (“gross”) to allowance for doubtful accounts at January 1, 2018 as disclosed in Note 2.6.

b)	Impact of adopting IFRS9 on opening balance, recognized in Accumulated losses as at January 1, 2018 as disclosed in Note 2.6.

Information about the Company’s exposure to credit and other market risks is included in note 19.